Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
2018 Acquisitions Activity [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

US$
Carrying amount of previously held equity interests	202,354,932
Remeasurement gain	4,384,563
Fair value of previously held equity interests(i)	206,739,495
Less: Goodwill	534,697
206,204,798
Fair value of net identifiable assets acquired:
Cash and cash equivalents	11,761,992
Real estate properties under development	538,393,230
Current assets	7,471,403
Current liabilities	(57,705,079)
Deferred tax liabilities	(534,697)
Long-term bank loan	(293,182,051)
Net assets acquired	206,204,798

(i)The business combination was achieved without the transfer of consideration. The difference between the fair value of previously held equity interest and the fair value of net identifiable assets acquired was recognized as goodwill. As the Wuhu Group were private companies, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.

2019 Acquisitions Activity [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

	Xinruifeng	Xinhujin	Xinzhihui
	subgroup	subgroup	subgroup	Total
	US$	US$	US$	US$
Cash and cash equivalents	472,974	276,511	77,526	827,011
Intangible assets (1)
Technology	9,446,403	5,877,125	6,249,820	21,573,348
Trade mark	—	—	2,623,205	2,623,205
Other current assets	262,373	164,373	691,872	1,118,618
Deferred tax assets	1,057,527	1,170,995	658,831	2,887,353
Other non-current assets	29,935	14,176	43,115	87,226
Goodwill	6,624,594	5,159,916	12,927,103	24,711,613
Current liabilities	(269,349)	(241,318)	(1,499,623)	(2,010,290)
Deferred tax liabilities	(1,057,527)	(1,170,995)	(658,831)	(2,887,353)
Non-controlling interest	(80,631)	(37,986)	(50,171)	(168,788)
Total Consideration	16,486,299	11,212,797	21,062,847	48,761,943
(1)	Intangible assets acquired in 2019 have estimated useful lives between six and ten years.
(2)	Xinruifeng, Xinhujin and Xinzhihui are parents of Xitou, Xichuang and I-journey, respectively.

There were no significant acquisitions of subsidiaries for the year ended December 31, 2020.